General Information - Subsidiaries That Were Excluded From Consolidation (Parenthetical) (Detail)	Dec. 31, 2023
Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage Increase in Ownership	62.92%
Top of range [member]
Disclosure of subsidiaries [line items]
Percentage Increase in Ownership	73.21%